CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating Activities
Net income	$ 44,159	$ 65,436
(Income) loss from discontinued operations, net of taxes	(30)	6,051
Income from continuing operations	44,129	71,487
Adjustments to reconcile income from continuing operations to net cash provided by (used in) operating activities - continuing operations:
Depreciation and amortization	26,544	24,121
Impairment of goodwill	0	36,684
Impairment, Long-Lived Asset, Held-for-Use	38	1,277
Net gain on sale of assets	(3,801)	(417)
Net gain on sale of businesses	(361)	(73,950)
Unrealized Gain (Loss) on Investments	4,822	(4,498)
Stock-based compensation expense	1,447	1,832
Equity method earnings	(8,292)	(1,002)
Amortization of debt discounts and debt issuance costs	1,290	1,591
Deferred tax benefit	(516)	(11,062)
Pension and other postretirement benefit plan expense	1,364	992
Dividends received from equity method investments	197	0
Insured Event, Gain (Loss)	(1,407)	(527)
Other	(1,365)	367
Changes in operating assets and liabilities:
Receivables, net of allowances	(144,356)	(123,162)
Inventories	1,420	(43,605)
Prepaids, other current assets and other assets	(1,745)	(1,443)
Accounts payable, accrued liabilities and other liabilities	1,803	86,359
Net cash (used in) operating activities - continuing operations	(78,789)	(34,956)
Investing activities
Sales of assets	4,824	1,023
Capital expenditures	(52,836)	(18,238)
Proceeds from sale of businesses, net of transaction costs	361	115,845
Insurance proceeds	15,826	527
Purchases of investments	(1)	(187)
Purchases of unconsolidated affiliates	0	(374)
Payments to Acquire Businesses, Net of Cash Acquired	0	57
Other	(12)	(2,040)
Financing activities
Proceeds from borrowings and overdrafts	312,077	490,871
Repayments on borrowings and overdrafts	(248,815)	(573,994)
Dividends paid to shareholders	(7,765)	(7,594)
Dividends paid to noncontrolling interests	(2,192)	(7,173)
Payment of contingent consideration	(38)	(796)
Net cash provided by (used in) financing activities - continuing operations	53,267	(98,686)
Effect of foreign exchange rate changes on cash	5,954	(5,630)
Net cash (used in) provided by operating activities - discontinued operations	(22,054)	5,753
Net cash used in investing activities - discontinued operations	(1,737)	(382)
Cash (used in) provided by discontinued operations, net	(23,791)	5,371
Decrease in cash and cash equivalents	(75,197)	(37,402)
Cash and cash equivalents at beginning of period, including discontinued operations	331,719	277,005
Cash and cash equivalents at end of period, including discontinued operations	256,522	239,603
Income tax payments, net of refunds	(9,465)	(10,498)
Interest payments on borrowings	(16,657)	(17,394)
Net cash (used in) provided by investing activities - continuing operations	$ (31,838)	$ 96,499